Note 27 - Litigation (Details)	3 Months Ended	12 Months Ended							2 Months Ended			12 Months Ended	3 Months Ended	4 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended			3 Months Ended	4 Months Ended
	Apr. 30, 2013 USD ($)	Oct. 31, 2013 USD ($)		Oct. 31, 2012 USD ($)		Oct. 31, 2011 USD ($)	Oct. 31, 2011 USD ($)		Oct. 31, 2012 Company Assessment Appeal [Member] Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Oct. 31, 2012 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] CAD	Oct. 31, 2013 Estimated Accrual For AECL's Legal Costs Relating To The MAPLE Arbitration [Member] USD ($)	Jan. 31, 2013 Counter Claim Against Nordion by AECL [Member] Notice of Arbitration Served to AECL by Nordion [Member] USD ($)	Oct. 31, 2013 Comprehensive Settlement Agreement With ACEL [Member] USD ($)	Oct. 31, 2013 Comprehensive Settlement Agreement With ACEL [Member] CAD	Sep. 30, 2012 Amount Dismissed By Arbitrators For AECL's Counterclaim Against Nordion For Damages For Breach Of Contract [Member] USD ($)	Sep. 30, 2012 Amount Dismissed By Arbitrators For AECL's Counterclaim Against Nordion For Damages For Breach Of Contract [Member] CAD	Jan. 08, 2013 Notice of Arbitration Served to AECL by Nordion [Member] USD ($)	Jan. 08, 2013 Notice of Arbitration Served to AECL by Nordion [Member] CAD	Oct. 31, 2013 Complaint Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Mar. 21, 2013 Complaint Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Complaint Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Statement of Claim Served to Nordion Regarding Bioequivalence Studies [Member] USD ($)	Oct. 31, 2009 Statement of Claim Served to Nordion Regarding Bioequivalence Studies [Member] CAD	Jul. 31, 2012 Complaint Served to Nordion By BioAxone BioSciences [Member] USD ($)	Oct. 31, 2013 Complaint Served to Nordion By BioAxone BioSciences [Member] USD ($)
Note 27 - Litigation (Details) [Line Items]
Loss Contingency, Damages Sought, Value													$ 80,000,000			$ 239,800,000	250,000,000	$ 233,500,000	243,500,000						$ 90,000,000
Legal Fees		567,000		5,576,000		12,172,000	12,200,000		22,000,000	46,000,000	46,000,000	24,100,000
Gain (Loss) Related to Litigation Settlement	(1,300,000)	(42,488,000)	[1]	24,058,000	[1]			[1]						24,600,000							(1,300,000)					(200,000)
Proceeds from Legal Settlements														14,400,000	15,000,000
CostsClaimedForStudyAndMitigation																						10,000,000	4,800,000	5,000,000
LostProfitsAlleged																						70,000,000	28,800,000	30,000,000
Payments for Legal Settlements																					17,000,000
Insurance Recoveries																				$ 4,900,000

[1]	Included in litigation settlement (gain) loss, net are the results of various litigation settlements disclosed in Note 27.